Share-based payments - Employee Share Purchase Plan (Details)	12 Months Ended
	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Employee Share Purchase Plan
Share-based payment
Saving period	12 months
Number of matching shares per every two shares	1
The number of shares that will be matched with one share	2
Employee Stock Purchase Plan 2018
Share-based payment
Total number of matching shares issued	4,524,101
Employee Stock Purchase Plan 2017
Share-based payment
Total number of matching shares issued		3,980,286
Employee Stock Purchase Plan 2016
Share-based payment
Number of matching shares per every two shares			2,920,204